UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management Advisors Inc
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motte                    Houston, TX                    2/10/2009
-------------------                    -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            80
                                         ------------
Form 13F Information Table Value Total:  $155,467,782
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M                             Com              88579Y101  4483805   77925          Sole             Sole      0    0
Covidien                       Com              g2552x108   192036    5299          Sole             Sole      0    0
Markel Corp 7.50% PFD          Com              570535203   212965    9550          Sole             Sole      0    0
(c082211)
Georgia Power 5.70% Pfd Ser X  Com              373334481   217120    9200          Sole             Sole      0    0
(c012010@25)
Comcast Corp 7% Pfd (c051511)  Com              20030n309   224160    9775          Sole             Sole      0    0
Clorox                         Com              189054109   231130    4160          Sole             Sole      0    0
Wells Fargo Cap VII            Com              94979b204   266240   12800          Sole             Sole      0    0
5.85%(050133)(cNow)
Bank of America                Com              060505104   267379   18990          Sole             Sole      0    0
Tidewater                      Com              886423102   282091    7005          Sole             Sole      0    0
Xilinx                         Com              983919101   301158   16900          Sole             Sole      0    0
Comcast Corp 7.00% Pfd         Com              20030n408   303600   13800          Sole             Sole      0    0
(c091511@25)
BorgWarner                     Com              099724106   304671   13995          Sole             Sole      0    0
Sequenom                       Com              817337405   321507   16205          Sole             Sole      0    0
Marathon Oil                   Com              565849106   327226   11960          Sole             Sole      0    0
US Bancorp                     Com              902973304   332633   13300          Sole             Sole      0    0
Arch Coal                      Com              039380100   347221   21315          Sole             Sole      0    0
Wesco Financial                Com              950817106   393559    1367          Sole             Sole      0    0
M&T Capital Trust IV 8.50% PFD Com              55292c203   410385   16350          Sole             Sole      0    0
(c013113)
Greenlight Capital             Com              G4095J109   468614   36075          Sole             Sole      0    0
Genentech                      Com              368710406   472172    5695          Sole             Sole      0    0
Bank of Amer Adj Pfd (c111511) Com              060505815   482804   40100          Sole             Sole      0    0
Calpine                        Com              131347304   555573   76315          Sole             Sole      0    0
Nabors Industries              Com              G6359f103   566780   47350          Sole             Sole      0    0
United Technologies            Com              913017109   650704   12140          Sole             Sole      0    0
EOG Resources                  Com              26875p101   685974   10303          Sole             Sole      0    0
Mattel                         Com              577081102   730480   45655          Sole             Sole      0    0
HCC Insurance                  Com              404132102   740440   27680          Sole             Sole      0    0
Hershey                        Com              427866108   747779   21525          Sole             Sole      0    0
Bruker                         Com              116794108   752450  186250          Sole             Sole      0    0
Franklin Resources             Com              354613101   762490   11955          Sole             Sole      0    0
Key Energy Services            Com              492914106   797108  180750          Sole             Sole      0    0
Tractor Supply                 Com              892356106   809355   22395          Sole             Sole      0    0
Royal Dutch Shell Cl-A ADR     Com              780259206   851011   16075          Sole             Sole      0    0
Google Cl A                    Com              38259p508   872188    2835          Sole             Sole      0    0
UnitedHealth Group             Com              91324p102   877401   32985          Sole             Sole      0    0
Metabolix                      Com              591018809   881687   69315          Sole             Sole      0    0
St Jude Medical                Com              790849103   917112   27825          Sole             Sole      0    0
Symantec                       Com              871503108   937815   69365          Sole             Sole      0    0
Calamos                        Com              12811r104   999274  135037          Sole             Sole      0    0
Itron                          Com              465741106  1135847   17820          Sole             Sole      0    0
Life Technologies              Com              53217v109  1182563   50732          Sole             Sole      0    0
Emerson Electric               Com              291011104  1228082   33545          Sole             Sole      0    0
Stryker                        Com              863667101  1248637   31255          Sole             Sole      0    0
General Electric               Com              369604103  1287236   79459          Sole             Sole      0    0
Altera                         Com              021441100  1313490   78605          Sole             Sole      0    0
Isis Pharmaceuticals           Com              464330109  1346391   94950          Sole             Sole      0    0
Goldman Sachs                  Com              38141g104  1401718   16610          Sole             Sole      0    0
Texas Instruments              Com              882508104  1468658   94630          Sole             Sole      0    0
Franklin Electric              Com              353514102  1555158   55324          Sole             Sole      0    0
Waters                         Com              941848103  1566714   42748          Sole             Sole      0    0
Tyco Electronics               Com              g9144p105  1605584   99049          Sole             Sole      0    0
CVS                            Com              126650100  1609066   55987          Sole             Sole      0    0
Joy Global                     Com              481165108  1756579   76740          Sole             Sole      0    0
American Express               Com              025816109  1799480   97007          Sole             Sole      0    0
Schlumberger                   Com              806857108  1845038   43587          Sole             Sole      0    0
BB&T                           Com              054937107  1982612   72200          Sole             Sole      0    0
Sysco                          Com              871829107  2263719   98680          Sole             Sole      0    0
Halliburton                    Com              406216101  2319132  127565          Sole             Sole      0    0
Applied Materials              Com              038222105  2417494  238647          Sole             Sole      0    0
Nokia ADR                      Com              654902204  2519556  161510          Sole             Sole      0    0
Dow Chemical                   Com              260543103  2590727  171685          Sole             Sole      0    0
Rogers                         Com              775109200  2807366   93330          Sole             Sole      0    0
Qualcomm                       Com              747525103  2882882   80460          Sole             Sole      0    0
Medtronic                      Com              585055106  2900317   92308          Sole             Sole      0    0
WellPoint                      Com              94973v107  2959843   70255          Sole             Sole      0    0
Cerner                         Com              156782104  3323349   86433          Sole             Sole      0    0
Coca Cola                      Com              191216100  3335041   73670          Sole             Sole      0    0
Vodafone PLC ADR               Com              92857w209  3610910  176659          Sole             Sole      0    0
Sempra Energy                  Com              816851109  3656332   85769          Sole             Sole      0    0
Cisco                          Com              17275R102  4624343  283702          Sole             Sole      0    0
Microsoft                      Com              594918104  4658893  239655          Sole             Sole      0    0
Diageo PLC-Sponsored ADR       Com              25243q205  4938650   87040          Sole             Sole      0    0
Wells Fargo                    Com              949746101  5042849  171060          Sole             Sole      0    0
Wal-Mart                       Com              931142103  5626182  100360          Sole             Sole      0    0
Pepsico                        Com              713448108  5758846  105146          Sole             Sole      0    0
Johnson & Johnson              Com              478160104  5765697   96368          Sole             Sole      0    0
Novartis AG ADR                Com              66987v109  5774648  116050          Sole             Sole      0    0
Procter & Gamble               Com              742718109  6469463  104650          Sole             Sole      0    0
Berkshire Hathaway Cl B        Com              084670207  6559774    2041          Sole             Sole      0    0
Exxon Mobil                    Com              30231g102 12350819  154714          Sole             Sole      0    0